S000017347 [Member] Investment Objectives and Goals - Municipal Total Return Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Municipal Total Return Managed Accounts Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Portfolio is to seek attractive total return. The Portfolio also seeks to provide high current income exempt from regular federal income taxes.